NATURE AND CONTINUANCE OF OPERATIONS (Narrative) (Details) - CAD ($)	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023
Nature And Continuance Of Operations [Line Items]
Proceeds from private placement	$ 3,348,844
Proceeds from public offering	5,166,739
Accumulated deficit	(35,041,866)	$ (22,896,076)
Working capital	8,032,385	3,200,274
Cash and cash equivalents	$ 6,957,846	$ 2,814,576	$ 4,046,634